Share-Based Compensation - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	2.20%	1.70%
Expected volatility	39.80%	41.10%
Estimated grant date fair value per ordinary share	$ 25.99	$ 17.31